Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	December 31
	2015	2014
Investment in equity accounted investee
Charges (recorded to operating expenses)	$-	$110

Transportation services
Charges (recorded to operating expenses)	$2,630	$4,336
Amounts owing (included in accounts payable)	$38	$36